Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Jan. 08, 2024	Dec. 31, 2023	Mar. 27, 2023
Statement of Financial Position [Abstract]
Ordinary stock, par value	$ 0.00025	$ 0.00025	$ 0.00025	$ 0.001
Ordinary stock, shares authorized	2,000,000,000	2,000,000,000	2,000,000,000	500,000,000
Ordinary stock, shares issued	15,625,000		13,875,000
Ordinary stock, shares outstanding	15,625,000		13,875,000